Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Lease Expense

For the year ended December 31, 2022 and 2023, the lease expense is as follow:

	Years ended December 31,
	2022	2023
	RMB	RMB
Operating lease expense	57,302	50,183
Short-term lease expense	66,016	72,673
Total lease expense	123,318	122,856

Summary of Supplemental Consolidated Balance Sheet Information Related to Lease

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31, 2022	As of December 31, 2023
Operating lease:	RMB	RMB
Operating leases right-of-use assets (note)	78,455	55,944
Current portion of lease liabilities	46,426	33,509
Non-current portion of lease liabilities	33,523	22,495
Total operating lease liabilities	79,949	56,004
Weighted-average remaining lease term (in years) – operating leases	1.88	2.24
Weighted-average discount rate – operating leases	5.40%	5.31%

Note: The amount of operating leases right-of-use assets is presented within other non-current assets in the consolidated balance sheets.

Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreement Based On 842

As of December 31, 2023, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities are as follows:

Years ending	RMB

2024	37,369
2025	12,196
2026	5,395
2027 and thereafter	3,686
Total undiscounted cash flows	58,646
Less: imputed interest	(2,642)
Total	56,004

Lease liabilities due within one year	33,509
Lease liabilities due after one year	22,495

Short-term lease commitment:
2024	37,552